Cover	Nov. 20, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	001-31911
Entity Registrant Name	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO
Entity Central Index Key	0001039828
Entity Tax Identification Number	42-1447959
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	6000 Westown Parkway
Entity Address, City or Town	West Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50266
City Area Code	515
Local Phone Number	221-0002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1
Trading Symbol	AEL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false